SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of estimates
a.          Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.          Financial statements in U.S. dollars:

The majority of the revenues of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a major portion of the Company's and certain of its subsidiaries' costs are incurred or determined in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

Principles of consolidation
c.          Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents
d.         Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with maturity of three months or less at the date of acquisition, to be cash equivalents.

Restricted deposits	e. Restricted deposits: The restricted deposits are held in favor of financial institutions in respect of fulfillments of forward contract and operating obligations.
Short-term bank deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year at the balance sheet date. The deposits are in dollars and bear interest at annual weighted average rate of 1.63% and 1.37% at December 31, 2017 and 2016, respectively. In connection with the Company's hedging transactions, the Company is required to maintain compensating deposits balances in the bank. Out of the short-term bank deposits, a total of $2,581 and $2,553, are due to the hedging transactions as of December 31, 2017 and 2016, respectively.

Marketable securities
g.         Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of comprehensive loss.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the years ended 2017, 2016 and 2015, were not OTTI.

Inventories
h.         Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising primarily from end of life products and from slow-moving items, technological obsolescence, and excess inventory. Inventory write-offs during the years ended December 31, 2017, 2016 and 2015 amounted to $ 1,260, $ 1,004 and $ 775, respectively, and were recorded in cost of revenues.

Inventory write-off provision as of December 31, 2017 and 2016 amounted to $ 2,756 and $ 1,957, respectively.

Cost is determined using the weighted average cost method.

Property and equipment, net
i.          Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Goodwill impairment
j.	Goodwill impairment:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill is not amortized, but rather subject to an annual impairment test, or more often if there are indicators of impairment present. In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

The Company operates in one operating segment, and this segment comprises its only reporting unit. The Company has performed an annual impairment analysis as of December 31, 2017 and determined that the carrying value of the reporting unit was less than the fair value of the reporting unit. Fair value is determined using market capitalization. During years 2017, 2016 and 2015, no impairment losses were recorded.

Impairment of long lived assets and intangible assets subject to amortization
k.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Some of the acquired intangible assets are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer relationships as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During the years ended December 31, 2017 and 2016, no impairment losses were recorded. During 2015, the Company recorded $ 5,777 impairment loss (see Note 9).

Revenue recognition
l.	Revenue recognition:

The Company generates revenues mainly from selling its products along with related maintenance and support services. At times, these arrangements may also include professional services, such as installation services or training. The Company generally sells its products through resellers, distributors, OEMs and system integrators, all of whom are considered end-users.

Revenues from product sales are recognized when persuasive evidence of an agreement exists, title and risk of loss have transferred, no significant performance obligations remain, product payment is not contingent upon performance of installation or service obligations, the fee is fixed or determinable and collectability is probable. In instances where acceptance of the product or service is specified by the customer, revenue recognition is deferred until all acceptance criteria have been met.

Maintenance and support related revenues included in multiple element arrangements are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement. Other services are recognized upon the completion of installation or when the service is provided. In instances where the services provided in a multiple element arrangement are considered essential to the functionality of the product and payment of the product is contingent upon performance of the services, the sales of the products and services would be considered one unit of accounting.

Pursuant to the guidance of ASU 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" (ASU 2009-13) and ASU 2009-14, when a sales arrangement contains multiple elements, such as products and services, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE if available, third party evidence ("TPE") if VSOE is not available, or best estimate of selling price ("BESP") if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

Revenue arrangements with multiple deliverables are allocated using the relative selling price method. The Company determines the estimated selling price in multiple elements arrangements as follows:

The Company determines the BESP in multiple-element arrangements for the products, based on reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting and competition.

The Company determines the selling price for maintenance and support based on VSOE of the price charged based on standalone sales (renewals) of such elements using a consistent percentage of the Company's product price lists.

Deferred revenue includes amounts received from customers for which revenue has not yet been recognized. Deferred revenues are classified as short and long-term based on their contractual term and recognized as revenues at the time the respective elements are provided.

The Company records a provision for estimated product returns based on its experience with historical product returns and other known factors. Such provisions amounted to $ 686 and $ 910 as of December 31, 2017 and 2016, respectively.

Advertising expenses
m.         Advertising expenses:

Advertising expenses are charged to the statement of comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $ 1,236, $ 1,081 and $ 1,201, respectively.

Research and development costs
n.          Research and development costs:

Accounting Standards Codification No. 985-20, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of comprehensive loss as incurred.

Severance pay
o.         Severance pay:

The liability in Israel for substantially all of the Company`s employees in respect of severance pay liability is calculated in accordance with Section 14 of the Severance Pay Law -1963 (herein- "Section 14"). Section 14 states that Company's contributions for severance pay shall be in line of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Furthermore, the related obligation and amounts deposited on behalf of such obligation under Section 14, are not stated on the balance sheet, because pursuant to current ruling, they are legally released from obligation to employees once the deposits have been paid.

There are a limited number of employees in Israel, for whom the Company is liable for severance pay. The Company's liability for severance pay for its Israeli employees was calculated pursuant to Section 14, based on the most recent monthly salary of its Israeli employees multiplied by the number of years of employment as of the balance sheet date for such employees.

The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expense for the years ended December 31, 2017, 2016 and 2015, amounted to $ 1,801, $ 1,976 and $ 2,286, respectively.

Accounting for stock-based compensation
p.         Accounting for stock-based compensation:

The Company accounts for stock based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss. The Company recognizes compensation expenses for the value of its awards based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The Company estimated the forfeiture rate based on historical forfeitures of equity awards and adjusted the rate to reflect changes in facts and circumstances, if any. The Company adopted ASU 2016-09 in the first quarter of fiscal year 2017, and elected to retain its existing accounting policy and estimate expected forfeitures. The adoption of this ASU did not have a material impact on the Company's.

The following table sets forth the total stock-based compensation expense resulting from stock options and restricted share units ("RSUs") granted to employees included in the consolidated statements of comprehensive loss, for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$362	$367	$324
Research and development	648	1,240	1,637
Sales and marketing	1,166	1,833	2,802
General and administrative	1,190	1,701	2,407

Total stock-based compensation expense	$3,366	$5,141	$7,170

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31,
	2017	2016	2015

Suboptimal exercise multiple	2.9-3.5	2.9-3.5	3
Risk free interest rate	0.80%-2.20%	0.47%-1.58%	0.23%-2.35%
Volatility	27%-49%	33%-51%	37%-55%
Dividend yield	0%	0%	0%

The expected annual post-vesting and pre-vesting forfeiture rates affects the number of exercisable options. Based on the Company's historical experience, the annual pre-vesting and post-vesting are in the range of 0%-34% and 0%-29%, respectively, in the years 2017, 2016, and 2015.

The computations of expected volatility and suboptimal exercise multiple is based on the average of the Company's realized historical stock price. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantees expected exercise prior and post vesting termination behavior. The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant.

The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the stock options is impacted by all of the underlying assumptions used in the Company's model.

Treasury stock
q.          Treasury stock:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

Concentration of credit risks
r.          Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

The majority of cash and cash equivalents and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

Marketable securities include investments in dollar linked corporate and municipal bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities

The Company's trade receivables are primarily derived from sales to customers located mainly in EMEA, as well as in APAC, Latin America and the United States. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts on a specific basis. Allowance for doubtful accounts amounted to $ 1,292 and $ 924 as of December 31, 2017 and 2016, respectively.

The Company utilizes foreign currency forward contracts to protect against the risk of overall changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparties to the Company’s derivative instruments are all major financial institutions and its exposure is limited to the amount of any asset resulting from the forward contracts.

The Company has no significant off balance sheet concentrations of credit risk.

Grants from the Israel Innovation Authority
s.          Grants from the Israel Innovation Authority:

Participation grants from the Israel Innovation Authority (Previously known as the Office of the Chief Scientist) for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development non royalty bearing grants recognized amounted to $ 392, $ 606 and $ 1,252 in 2017, 2016 and 2015, respectively.

Income taxes
t.         Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The deferred tax assets and liabilities are classified to non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Basic and diluted net income (loss) per share
u.         Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2017, 2016 and 2015, all outstanding options and RSUs have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. See Note 16.

Comprehensive income (loss)
v.         Comprehensive loss:

The Company accounts for comprehensive loss in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company determined that its items of comprehensive loss relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

The following table shows the components and the effects on net loss of amounts reclassified from accumulated other comprehensive loss as of December 31, 2017:

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2016	$(88)	$(61)	$(149)
Changes in other comprehensive income (loss) before reclassifications	(28)	1,016	988
Amounts reclassified from accumulated other comprehensive income (loss) to :
Cost of revenues	-	(83)	(83)
Operating expenses	-	(713)	(713)
Financial income, net	(7)	-	(7)

Net current-period other comprehensive income (loss)	(35)	220	185

Balance as of December 31, 2017	$(123)	$159	$36

Fair value of financial instruments
w.          Fair value of financial instruments:

The Company measures its cash and cash equivalents, marketable securities, derivative instruments, short-term bank deposits, trade receivables, other receivables, trade payables and other payables at fair value. The carrying amounts of short-term bank deposits, trade receivables, other receivables, trade payables and other payables approximate their fair value due to the short-term maturities of such instruments.

Fair value is an exit price, representing the amount that would be received if the Company were to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The Company uses a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company's earn-out consideration is classified within Level 3. The valuation methodology used by the Company to calculate the fair value consideration is the discounted cash flow using Monte-Carlo simulation method by taking into account, forecast future revenues, expected volatility of 41.1% and weighted average cost of debt of 2%.

Derivatives and hedging
x.         Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codification No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings. To apply hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

Business combinations
y.         Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805. ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price is recorded as goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Warranty costs
z.         Warranty costs:

The Company generally provides three months software and a one year hardware warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2017, 2016 and 2015 were immaterial.

Recently Issued Accounting Pronouncement
aa.       Recently Issued Accounting Pronouncements:

In January 2016, the FASB issued a new standard to amend certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. Most prominent among the amendments is the requirement for changes in the fair value of our equity investments, with certain exceptions, to be recognized through net income rather than accumulated other comprehensive income (loss). ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. This new guidance doesn’t have a material impact on the Company’s Consolidated Financial Statements.

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, "Leases". The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-02 on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently evaluating the impact of this standard on its Consolidated Financial Statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. This new guidance doesn't have a material impact on the Company’s Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the "Step 2 test") from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. ASU 2017-04 will become effective for the Company beginning January 1, 2020 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted. The Company is currently evaluating the effect that the adoption of ASU 2017-04 will have on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Stock Compensation – Scope of Modification Accounting, guidance that clarifies that all changes to share-based payment awards are not necessarily accounted for as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. This guidance is effective prospectively beginning January 1, 2018. This guidance will apply to any future modifications. The Company does not expect this guidance to have a material impact on our consolidated financial statements.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The objectives of this ASU are to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements and to make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. This ASU is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. The Company is currently evaluating the effect of the adoption of this ASU.

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU No. 2014-09, “Revenue from Contracts with Customers”, an updated standard on revenue recognition and issued subsequent amendments to the initial guidance in March 2016, April 2016, May 2016 and December 2016 within ASU 2016-08, 2016-10, 2016-12 and 2016-20, respectively. The new standards provide enhancements to the quality and consistency of how revenue is reported while also improving comparability in the financial statements of companies reporting using IFRS and US GAAP. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements. ASU 2014-09 was initially scheduled to be effective for annual and interim reporting periods beginning after December 15, 2016 and may be adopted either on a full retrospective or modified retrospective approach. However, on July 9, 2015, the FASB approved a one year deferral of the effective date of ASU 2014-09. The revised effective date is for annual reporting periods beginning after December 15, 2017 and interim periods thereafter, with an early adoption permitted as of the original effective date. The Company has decided to adopt this standard effective January 1, 2018 using the modified retrospective approach with cumulative effect of applying the new guidance recognized as an adjustment to the opening retained earnings balance, which is $712. In preparation for adoption of the standard, the Company has implemented internal controls and key system functionality to enable the preparation of financial information and have reached conclusions on key accounting assessments related to the standard, including the assessment of the impact.

The most significant impact of the new standard relates to the way the Company accounts for term-based license agreements. Specifically, under the current revenue standard, the Company recognizes both the term license and maintenance revenues ratably over the contract period whereas under the new revenue standard it would recognize term license revenues at the point in time when control transfers and the associated maintenance revenues over the contract period.

Adoption of the standard will result in a reduction of deferred revenues of $712 as of January 1, 2018 to be recorded in accumulated deficit due to upfront recognition of license revenues from term licenses.